Risk Management (Details 30) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell	[1]	R$ 123,691,195	R$ 84,728,590
Investments held to maturity		39,006,118	43,002,028
Loans and receivables
Loans and advances to banks, net of impairment	[2]	32,247,724	94,838,136
Loans and advances to customers, net of impairment	[2]	346,758,099	367,303,034
Financial liabilities
Deposits from banks		285,957,468	301,662,682
Deposits from customers		262,008,445	232,747,929
Funds from issuance of securities		135,174,090	151,101,938
Balance		50,179,401	52,611,064	R$ 50,282,936
Fair Value
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell		123,691,195	84,728,590
Investments held to maturity		41,146,271	44,254,749
Loans and receivables
Loans and advances to banks, net of impairment	[2]	32,247,724	94,838,136
Loans and advances to customers, net of impairment	[2]	346,633,592	362,156,027
Financial liabilities
Deposits from banks		285,716,505	301,497,406
Deposits from customers		261,760,442	232,224,796
Funds from issuance of securities		134,890,631	151,622,981
Balance		51,012,436	53,436,792
Fair Value | Level 1
Financial assets - Financial assets pledged as collateral
Investments held to maturity		29,182,489	32,875,426
Fair Value | Level 2
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell		123,691,195	84,728,590
Investments held to maturity		11,963,782	11,379,323
Loans and receivables
Loans and advances to banks, net of impairment	[2]	32,247,724	94,838,136
Fair Value | Level 3
Loans and receivables
Loans and advances to customers, net of impairment	[2]	346,633,592	362,156,027
Financial liabilities
Deposits from banks		285,716,505	301,497,406
Deposits from customers		261,760,442	232,224,796
Funds from issuance of securities		134,890,631	151,622,981
Balance		R$ 51,012,436	R$ 53,436,792

[1]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.
[2]	Amounts of loans and receivables are presented net of the provision for impairment losses.